Columbia Multi Strategy Alternatives Fund
Third Quarter Report
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 3.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	4,624	370,501
ARAIT(a),(d),(e)
Series 2025-1 Class A
30-day Average SOFR + 2.350% 03/29/2029	6.689%	1,000,000	1,000,000
ARES XLIV CLO Ltd.(a),(e)
Series 2017-44A Class DR
3-month Term SOFR + 7.132% Floor 6.870% 04/15/2034	11.434%	500,000	501,515
Exeter Automobile Receivables Trust(a)
Subordinated Series 2021-2A Class E
07/17/2028	2.900%	900,000	875,918
LendingClub Receivables Trust(a),(c),(d)
Series 2020-2 Class R
02/15/2046	0.000%	85,000	21,250
LendingPoint Asset Securitization Trust(a),(d),(f)
Subordinated Series 2021-1 Class D
04/15/2027	7.226%	233,572	232,450
LL ABS Trust(a)
Subordinated Series 2022-2A Class C
05/15/2030	8.400%	715,273	720,341
Marlette Funding Trust(a)
Series 2021-1A Class D
06/16/2031	2.470%	33,421	33,263
Netcredit Combined Receivables LLC(a)
Series 2023-A Class A
12/20/2027	7.780%	208,286	210,430
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class B
08/15/2029	5.480%	300,000	301,060
Pagaya AI Debt Grantor Trust(a)
Subordinated Series 2024-10 Class D
06/15/2032	6.429%	400,000	403,668
Subordinated Series 2024-6 Class C
11/15/2031	7.068%	519,929	527,312
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	699,893	701,217
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	3,200,000	76,368
Series 2021-1 Class CERT
11/15/2027	0.000%	696,200	0
Subordinated Series 2021-5 Class
08/15/2029	0.000%	865,000	32,426
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Selection Trust(a)
Series 2021-2 Class NOTE
01/25/2029	3.000%	44,009	43,429
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	699,848	710,242
Pagaya AI Debt Trust(a),(g)
Series 2022-2 Class AB
01/15/2030	5.717%	40,231	40,301
Pagaya AI Debt Trust(a)
Series 2023-6 Class D
06/16/2031	9.000%	209,946	215,111
Series 2024-1 Class A
07/15/2031	6.660%	197,515	199,777
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	203,070	203,475
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	433,263	435,252
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	439,984	457,754
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	2,687,713	2,691,299
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	849,993	863,320
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	699,821	711,500
Subordinated Series 2024-1 Class B
07/15/2031	7.109%	279,215	282,943
Subordinated Series 2024-1 Class C
07/15/2031	8.344%	184,899	189,620
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	265,336	269,136
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	714,038	728,604
PAGAYA AI Debt Trust(a),(g)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	284,657	285,932
Prosper Marketplace Issuance Trust(a)
Series 2024-1A Class A
08/15/2029	6.120%	200,771	201,488
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	265,631	259,423

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RR 16 Ltd.(a),(e)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.814%	266,667	267,492
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	133,274	133,858
Upstart Asset Trust II Series(a),(d),(f),(h)
Series 2025-1GS Class CERT
02/20/2030	0.000%	3,000	1,092,090
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	21,802	21,695
Upstart Securitization Trust(a)
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	800,000	825,858
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	1,125,000	106,194
Total Asset-Backed Securities — Non-Agency (Cost $19,401,080)			17,243,512

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(i)
Series 2019-102 Class IB
03/16/2060	0.835%	1,294,563	64,258
Series 2019-131 Class IO
07/16/2061	0.803%	2,598,903	149,092
Series 2020-19 Class IO
12/16/2061	0.719%	1,581,898	74,071
Series 2020-3 Class IO
02/16/2062	0.615%	1,904,861	74,894
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,021,652)			362,315

Commercial Mortgage-Backed Securities - Non-Agency 0.7%

BAMLL Commercial Mortgage Securities Trust(a),(g)
Subordinated Series 2013-WBRK Class E
03/10/2037	3.534%	500,000	470,000
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	1,100,000	804,513
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	1,500,000	843,281
Hilton USA Trust(a),(j)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	1,700,000	17,000
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	327,875	305,499
Wells Fargo Commercial Mortgage Trust(a),(e)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.234%	1,000,000	936,496
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $5,693,165)			3,376,789

Residential Mortgage-Backed Securities - Agency 35.3%

Fannie Mae REMICS(e),(i)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	1.734%	1,706,327	208,356
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.734%	1,613,046	196,645
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	1.634%	2,680,431	352,150
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.534%	4,526,478	465,204
Fannie Mae REMICS(g),(i)
CMO Series 2022-90 Class GS
07/25/2050	1.631%	2,960,875	356,886
Fannie Mae REMICS(e)
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	5.202%	744,642	735,671
CMO Series 2025-4 Class FA
30-day Average SOFR + 1.200% Floor 1.200%, Cap 7.000% 07/25/2054	5.552%	943,146	945,835
Fannie Mae REMICS(d),(e),(f)
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	8.134%	1,183,655	1,183,655
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	1,742,296	1,642,322
12/01/2052	5.000%	1,511,379	1,522,858
09/01/2053	5.500%	1,787,357	1,807,938
Federal Home Loan Mortgage Corp.(e),(i)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.034%	592,784	78,574
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	1.614%	1,140,719	161,713
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	1.584%	1,700,725	249,037
Federal Home Loan Mortgage Corp. REMICS(e),(i)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	1.547%	2,963,989	302,911
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	1.634%	1,955,044	240,253
Federal Home Loan Mortgage Corp. REMICS(i)
CMO Series 5105 Class ID
05/25/2051	3.000%	2,479,163	416,619
CMO Series 5183 Class IO
01/25/2052	3.000%	3,989,295	605,494
Federal National Mortgage Association
09/01/2052	5.000%	1,767,398	1,757,740
01/01/2054	5.500%	2,055,444	2,086,066
Federal National Mortgage Association(e),(i)
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	0.534%	2,660,917	212,232
Federal National Mortgage Association REMICS(e),(i)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	1.634%	1,208,178	111,906
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.584%	2,693,322	344,140
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	1.684%	1,758,837	227,524
Freddie Mac REMICS(e),(i)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	1.584%	1,515,618	204,721
Freddie Mac REMICS(e)
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Floor 3.950%, Cap 8.250% 06/25/2054	8.177%	800,000	817,613
Government National Mortgage Association(e),(i)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.174%	1,352,793	162,926
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.624%	1,756,802	244,257
CMO Series 2019-120 Class CS
-1.0 x 1-month Term SOFR + 3.286% Cap 3.400% 09/20/2049	0.000%	16,884,537	205,034
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	1.674%	2,009,047	256,867
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	1.674%	2,194,222	271,664
CMO Series 2019-98 Class SB
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 08/20/2049	1.674%	6,412,026	747,793

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	1.774%	1,130,593	143,142
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	1.874%	4,626,351	594,258
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	1.624%	1,761,232	239,793
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	1.724%	1,982,421	247,769
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	1,981,715	281,209
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	2,789,227	382,347
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	6,402,397	73,794
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	1.874%	3,219,050	440,632
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 0.115% Cap 6.300% 08/20/2051	1.874%	4,365,776	628,491
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.874%	3,164,855	441,551
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	5,244,975	62,242
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	1.874%	2,958,244	453,909
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	18,075,535	56,887
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	1.874%	3,096,989	455,612
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	1.874%	2,349,175	318,447
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	3,025,837	62,829
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	1.874%	2,924,143	410,714
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	1.654%	4,218,415	389,291
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	2,583,616	39,529
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	1.624%	2,678,898	287,344
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	1.384%	1,391,705	101,518
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	1.624%	3,906,832	484,051
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	1.554%	4,199,702	224,739
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	1.624%	2,589,934	279,056
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.304%	5,225,937	388,799
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.004%	1,864,497	146,389
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	1.804%	1,785,022	161,127
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.054%	4,852,150	206,145
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.054%	2,916,544	168,521
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.054%	3,653,816	199,159
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	2.904%	1,570,929	237,308
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	2.954%	1,972,448	303,056
Government National Mortgage Association(i)
CMO Series 2020-138 Class JI
09/20/2050	2.500%	3,999,723	571,775
CMO Series 2020-164 Class CI
11/20/2050	3.000%	1,786,105	281,023
CMO Series 2020-175 Class KI
11/20/2050	2.500%	2,783,879	406,830
CMO Series 2020-191 Class UC
12/20/2050	4.000%	1,885,760	379,844
CMO Series 2021-158 Class VI
09/20/2051	3.000%	2,168,088	346,937
CMO Series 2021-160 Class CI
09/20/2051	2.500%	4,461,167	612,288
CMO Series 2021-24 Class MI
02/20/2051	3.000%	1,720,219	295,154
CMO Series 2021-25 Class GI
02/20/2051	2.500%	3,528,098	520,037
CMO Series 2021-7 Class IT
01/16/2051	3.000%	1,676,825	376,529
Government National Mortgage Association TBA(k)
03/20/2055	4.500%	15,000,000	14,473,478
Uniform Mortgage-Backed Security TBA(k)
03/13/2054	3.000%	8,000,000	6,968,125
03/13/2055	3.500%	25,595,420	23,215,356
03/13/2055	4.000%	35,500,000	33,276,740
03/13/2055	4.500%	37,000,000	35,660,121
03/13/2055	5.000%	17,000,000	16,722,548
03/13/2055	6.000%	20,000,000	20,326,745
Total Residential Mortgage-Backed Securities - Agency (Cost $186,148,631)			182,465,792

Residential Mortgage-Backed Securities - Non-Agency 13.5%

A&D Mortgage Trust(a),(l)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	273,844	275,757
Ajax Mortgage Loan Trust(a),(l)
CMO Series 2021-C Class A
01/25/2061	5.115%	180,988	179,475

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	4.072%	465,000	264,702
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	285,181	246,199
Angel Oak Mortgage Trust I LLC(a),(g)
Subordinated CMO Series 2019-2 Class B2
03/25/2049	6.286%	2,700,000	2,738,942
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	1,870,000	1,657,763
Barclays Mortgage Trust(a),(l)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	250,000	250,742
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	300,000	297,546
CMO Series 2020-NQM1 Class B2
05/25/2060	5.839%	430,000	425,646
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	200,000	175,205
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	300,000	252,128
BRAVO Residential Funding Trust(a),(e)
CMO Series 2021-HE2 Class B1
30-day Average SOFR + 2.400% 11/25/2069	6.752%	338,000	338,107
Subordinated CMO Series 2021-HE2 Class B2
30-day Average SOFR + 3.400% 11/25/2069	7.752%	353,000	353,973
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	350,000	305,201
CMO Series 2023-3 Class M1
07/25/2058	8.271%	800,000	819,389
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.548%	650,000	552,282
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.548%	500,000	378,199
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.237%	473,000	477,718
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.237%	300,000	299,466
Subordinated CMO Series 2023-2 Class B1
06/25/2058	8.182%	200,000	200,609
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.271%	300,000	304,297
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHNGE Mortgage Trust(a),(l)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	250,000	248,672
CIM Trust(a),(l)
CMO Series 2021-NR1 Class A1
07/25/2055	5.569%	302,758	301,875
CMO Series 2021-NR4 Class A1
10/25/2061	2.816%	297,903	297,189
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	997,557	757,592
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	700,000	517,820
COLT Mortgage Loan Trust(a),(g)
CMO Series 2020-2 Class M1
03/25/2065	5.250%	200,000	199,082
CMO Series 2021-3 Class A3
09/27/2066	1.419%	455,365	388,392
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	400,000	308,336
Subordinated CMO Series 2022-4 Class B2
03/25/2067	4.701%	400,000	365,793
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	200,000	144,436
Connecticut Avenue Securities Trust(a),(e)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.852%	550,000	577,188
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	10.352%	900,000	950,665
Fannie Mae Connecticut Avenue Securities(a),(e)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.552%	800,000	843,536
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	9.083%	150,000	154,468
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	150,000	162,540
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	250,000	273,156
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	400,000	436,217
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	150,000	156,644
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	150,000	158,361
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	250,000	257,193
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	200,000	208,845
Freddie Mac STACR(e)
CMO Series 2020-CS02 Class M4
30-day Average SOFR + 0.000% 06/25/2033	4.617%	977,861	976,198
Freddie Mac STACR REMIC Trust(a),(e)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	10.002%	1,000,000	1,151,565
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.102%	1,050,000	1,165,739
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.852%	1,650,000	1,946,781
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.852%	550,000	593,611
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(e)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.466%	450,000	411,593
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(i)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	37,993,801	312,431
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(e)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.466%	150,000	140,687
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.466%	150,000	135,414
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.466%	1,000,000	790,769
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.752%	1,800,000	2,214,536
Freddie Mac Structured Agency Credit Risk Debt Notes(i)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	15,580,300	115,922
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	28,086,195	85,003
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	28,086,195	108,612
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(i)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	121,264,481	312,620
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	121,264,481	488,465
Freddie Mac Structured Agency Credit Risk Debt Notes(e)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.000% 06/25/2033	4.683%	350,000	284,052
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	600,000	564,309
Genworth Mortgage Insurance Corp.(a),(e)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.252%	1,047,738	1,052,784
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	9.302%	500,000	513,103
GITSIT Mortgage Loan Trust(a),(d),(l)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.203%	400,000	400,094
Homeward Opportunities Fund I Trust(a),(g)
Subordinated CMO Series 2020-2 Class B1
05/25/2065	5.450%	250,000	251,524
HTAP(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	503,155	503,152
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	664,913	656,589
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	300,000	290,475
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.129%	500,000	397,773
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.432%	350,000	286,882
Legacy Mortgage Asset Trust(a),(l)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	324,561	326,002
LHOME Mortgage Trust(a),(l)
CMO Series 2023-RTL3 Class A2
08/25/2028	9.000%	600,000	608,844

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	400,000	407,508
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	300,000	306,102
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	300,000	300,325
loanDepot GMSR Master Trust(a),(e)
Series 2018-GT1 Class A
1-month Term SOFR + 3.664% Floor 3.550% 10/16/2025	7.970%	850,000	847,814
Mello Mortgage Capital Acceptance(a),(l)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	500,000	435,426
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2022-NQM2 Class A2
03/27/2062	3.699%	2,570,000	2,087,938
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.991%	750,000	550,263
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.859%	200,000	152,307
NYMT Loan Trust(a),(l)
CMO Series 2024-BPL1 Class A1
02/25/2029	7.154%	500,000	504,174
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.987%	400,000	324,544
CMO Series 2024-CP1 Class M1
02/25/2068	3.987%	150,000	116,180
NYMT Loan Trust(a)
CMO Series 2025-R1 Class A
02/25/2030	6.381%	662,674	662,965
NYMT Trust(a),(l)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	945,424	950,591
Oaktown Re VI Ltd.(a),(e)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	8.302%	500,000	511,868
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	416,685	343,749
Point Securitization Trust(a),(g)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	643,160	636,349
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(l)
CMO Series 2021-4 Class A2
04/25/2026	3.474%	423,333	421,868
Preston Ridge Partners Mortgage LLC(a),(l)
CMO Series 2020-6 Class A2
11/25/2025	4.703%	221,560	220,412
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2021-5 Class A2
06/25/2026	3.721%	734,256	731,148
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	700,000	636,951
PRET LLC(a),(l)
CMO Series 2024-NPL2 Class A2
02/25/2054	10.037%	500,000	504,099
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	370,752	371,711
CMO Series 2024-NPL3 Class A2
04/27/2054	10.038%	400,000	400,744
CMO Series 2024-NPL4 Class A2
07/25/2054	9.437%	407,000	409,918
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	705,886	710,751
CMO Series 2024-NPL6 Class A2
10/25/2054	8.716%	700,000	704,762
CMO Series 2024-NPL7 Class A2
10/25/2054	8.956%	650,000	655,865
CMO Series 2024-NPL9 Class A2
12/25/2054	8.595%	600,000	604,109
Pretium Mortgage Credit Partners(a),(l)
CMO Series 2022-NPL1 Class A1
01/25/2052	5.981%	423,432	423,512
Pretium Mortgage Credit Partners LLC(a),(l)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	282,451	280,893
PRKCM Trust(a),(g)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	2,000,000	1,403,175
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	464,140	427,936
PRPM LLC(a),(l)
CMO Series 2024-5 Class A1
09/25/2029	5.689%	374,282	374,027
CMO Series 2024-5 Class A2
09/25/2029	9.076%	200,000	201,393
CMO Series 2024-8 Class A1
12/25/2029	5.897%	337,621	339,810
CMO Series 2024-8 Class A2
12/25/2029	8.836%	400,000	402,627
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	150,000	140,914
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	750,000	667,573
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	200,000	185,643
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	850,000	744,153
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	165,000	153,377
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	135,000	117,916
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	150,000	138,764
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	250,000	216,331
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	300,000	273,466
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	300,000	251,316
PRPM Trust(a),(g)
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.432%	350,000	341,727
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.328%	300,000	298,422
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.439%	150,000	149,053
RCO VII Mortgage LLC(a),(l)
CMO Series 2024-1 Class A2
01/25/2029	9.575%	1,150,000	1,144,738
RCO X Mortgage LLC(a),(l)
CMO Series 2025-1 Class A2
01/25/2030	8.353%	500,000	499,995
Saluda Grade Alternative Mortgage Trust(a),(g)
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.507%	400,000	329,613
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.507%	400,000	303,814
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	0.764%	561,116	773,662
Stanwich Mortgage Loan Co. LLC(a),(l)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	93,916	93,882
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	250,000	228,883
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	251,622	217,610
Toorak Mortgage Trust(a),(g)
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	9.768%	250,000	255,381
Triangle Re Ltd.(a),(e)
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% Floor 7.500% 10/25/2033	11.934%	650,000	685,648
VCAT LLC(a),(l)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	590,487	593,505
Vericrest Opportunity Loan Transferee(a),(l)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	210,807	210,385
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	500,000	412,506
Verus Securitization Trust(a),(g)
CMO Series 2023-INV1 Class M1
02/25/2068	7.515%	800,000	808,480
Subordinated CMO Series 2020-4 Class B2
05/25/2065	5.600%	327,000	322,939
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.280%	300,000	240,585
Subordinated CMO Series 2023-1 Class B1
12/25/2067	6.883%	1,750,000	1,750,183
Subordinated CMO Series 2023-INV1 Class B1
02/25/2068	7.515%	450,000	452,678
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	300,000	225,359
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	250,000	188,301
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	200,000	185,527
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	100,000	94,508
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	300,000	304,175
CMO Series 2024-CES3 Class B2
01/25/2055	9.492%	200,000	209,610

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	800,000	787,537
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $67,374,031)			69,948,848

Treasury Bills 17.4%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 17.4%
U.S. Treasury Bills(m)
03/11/2025	4.210%	43,500,000	43,444,898
U.S. Treasury Bills
06/17/2025	4.190%	47,250,000	46,666,347
Total			90,111,245
Total Treasury Bills (Cost $90,101,246)			90,111,245

Call Option Contracts Purchased 0.2%
Value ($)
(Cost $1,587,500)	954,117

Put Option Contracts Purchased 0.0%

(Cost $781,750)	29,313

Money Market Funds 46.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(n),(o)	240,271,971	240,247,943
Total Money Market Funds (Cost $240,221,346)		240,247,943
Total Investments in Securities (Cost: $612,330,401)		604,739,874
Other Assets & Liabilities, Net		(88,061,640)
Net Assets		516,678,234
At February 28, 2025, securities and/or cash totaling $68,659,542 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
195,848,000 SEK	18,402,669 USD	Barclays	03/27/2025	186,505	—
37,828,441 AUD	24,103,231 USD	Citi	03/19/2025	627,846	—
62,182,651 BRL	10,743,233 USD	Citi	03/19/2025	220,069	—
24,043,015 BRL	3,895,635 USD	Citi	03/19/2025	—	(173,162)
53,788,673 CAD	37,996,912 USD	Citi	03/19/2025	792,595	—
20,681,456 CHF	23,486,263 USD	Citi	03/19/2025	540,829	—
3,557,500 CHF	3,925,829 USD	Citi	03/19/2025	—	(21,107)
3,367,330,878 CLP	3,559,413 USD	Citi	03/19/2025	52,361	—
3,863,191,240 CLP	3,903,371 USD	Citi	03/19/2025	—	(120,116)
142,322,203 CNH	19,673,126 USD	Citi	03/19/2025	144,679	—
14,707,000 CNH	2,004,509 USD	Citi	03/19/2025	—	(13,482)
18,964,905,044 COP	4,598,742 USD	Citi	03/19/2025	42,538	—
9,100,000,000 COP	2,171,454 USD	Citi	03/19/2025	—	(14,766)
378,695,666 CZK	15,834,130 USD	Citi	03/19/2025	170,666	—
50,553,250 CZK	2,081,288 USD	Citi	03/19/2025	—	(9,676)
43,579,487 EUR	45,667,623 USD	Citi	03/19/2025	424,925	—
5,705,149 EUR	5,889,594 USD	Citi	03/19/2025	—	(33,292)
1,087,310 GBP	1,375,564 USD	Citi	03/19/2025	7,880	—
19,556,524 GBP	24,264,055 USD	Citi	03/19/2025	—	(335,314)
813,046,540 HUF	2,116,560 USD	Citi	03/19/2025	25,168	—
2,030,000,000 HUF	5,142,267 USD	Citi	03/19/2025	—	(79,482)
83,500,000,000 IDR	5,127,415 USD	Citi	03/19/2025	89,693	—
23,912,238 ILS	6,693,706 USD	Citi	03/19/2025	65,125	—
23,792,500 ILS	6,533,529 USD	Citi	03/19/2025	—	(61,860)
1,687,457,435 INR	19,468,611 USD	Citi	03/19/2025	204,317	—
55,000,000 INR	625,449 USD	Citi	03/19/2025	—	(2,440)
2,746,487,570 JPY	18,408,596 USD	Citi	03/19/2025	131,394	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,163,451,525 JPY	14,077,677 USD	Citi	03/19/2025	—	(319,563)
18,511,350,068 KRW	13,056,886 USD	Citi	03/19/2025	385,016	—
4,100,000,000 KRW	2,795,112 USD	Citi	03/19/2025	—	(11,527)
167,000,001 MXN	8,167,594 USD	Citi	03/19/2025	60,973	—
303,500,001 MXN	14,601,262 USD	Citi	03/19/2025	—	(131,429)
172,978,476 NOK	15,524,940 USD	Citi	03/19/2025	167,102	—
4,499,999 NOK	396,820 USD	Citi	03/19/2025	—	(2,711)
48,038,706 NZD	28,062,847 USD	Citi	03/19/2025	1,171,018	—
1,086,701 PEN	295,434 USD	Citi	03/19/2025	575	—
1,644,629 PEN	437,830 USD	Citi	03/19/2025	—	(8,413)
5,000,000 PHP	86,296 USD	Citi	03/19/2025	108	—
492,224,000 PHP	8,374,003 USD	Citi	03/19/2025	—	(110,754)
7,551,373 PLN	1,880,774 USD	Citi	03/19/2025	15,071	—
62,145,726 PLN	15,106,857 USD	Citi	03/19/2025	—	(247,363)
874,999 SEK	82,511 USD	Citi	03/19/2025	1,168	—
155,416,909 SEK	14,254,966 USD	Citi	03/19/2025	—	(193,268)
29,277,072 SGD	21,885,688 USD	Citi	03/19/2025	205,861	—
1,899,001 SGD	1,391,581 USD	Citi	03/19/2025	—	(14,639)
91,500,000 THB	2,719,680 USD	Citi	03/19/2025	39,242	—
60,500,000 THB	1,752,434 USD	Citi	03/19/2025	—	(19,878)
373,362,443 TWD	11,392,585 USD	Citi	03/19/2025	33,705	—
117,729,499 TWD	3,574,089 USD	Citi	03/19/2025	—	(7,619)
1,320,712 USD	2,130,500 AUD	Citi	03/19/2025	1,423	—
23,804,020 USD	37,582,066 AUD	Citi	03/19/2025	—	(481,529)
10,390,336 USD	63,449,341 BRL	Citi	03/19/2025	347,190	—
4,400,391 USD	25,700,741 BRL	Citi	03/19/2025	—	(51,058)
37,676,375 USD	53,788,673 CAD	Citi	03/19/2025	—	(472,059)
2,768,305 USD	2,508,108 CHF	Citi	03/19/2025	14,363	—
18,208,890 USD	16,262,798 CHF	Citi	03/19/2025	—	(165,820)
7,668,603 USD	7,514,187,561 CLP	Citi	03/19/2025	157,371	—
1,470,558 USD	1,400,000,000 CLP	Citi	03/19/2025	—	(12,468)
6,639,100 USD	48,662,938 CNH	Citi	03/19/2025	38,085	—
13,782,867 USD	99,992,473 CNH	Citi	03/19/2025	—	(62,606)
7,204,078 USD	32,011,500,500 COP	Citi	03/19/2025	486,493	—
829,040 USD	3,386,904,761 COP	Citi	03/19/2025	—	(15,356)
4,398,927 USD	107,500,000 CZK	Citi	03/19/2025	47,446	—
9,924,823 USD	237,775,499 CZK	Citi	03/19/2025	—	(90,045)
13,994,480 USD	13,553,899 EUR	Citi	03/19/2025	76,704	—
36,181,583 USD	34,472,520 EUR	Citi	03/19/2025	—	(393,420)
10,358,693 USD	8,377,726 GBP	Citi	03/19/2025	179,313	—
15,436,640 USD	12,168,814 GBP	Citi	03/19/2025	—	(129,976)
8,117,668 USD	3,231,093,082 HUF	Citi	03/19/2025	193,640	—
373,191 USD	145,000,000 HUF	Citi	03/19/2025	—	(209)
596,122 USD	9,889,800,450 IDR	Citi	03/19/2025	550	—
3,316,421 USD	53,830,598,650 IDR	Citi	03/19/2025	—	(68,714)
5,958,274 USD	21,733,437 ILS	Citi	03/19/2025	66,333	—
8,606,581 USD	30,937,438 ILS	Citi	03/19/2025	—	(30,583)
740,800 USD	65,000,000 INR	Citi	03/19/2025	1,251	—
25,836,529 USD	2,203,914,879 INR	Citi	03/19/2025	—	(676,271)
23,934,653 USD	3,666,524,494 JPY	Citi	03/19/2025	465,169	—
13,484,190 USD	2,005,378,934 JPY	Citi	03/19/2025	—	(138,885)
306,217 USD	450,000,000 KRW	Citi	03/19/2025	1,829	—
13,772,615 USD	19,695,955,882 KRW	Citi	03/19/2025	—	(289,827)
7,841,389 USD	163,172,750 MXN	Citi	03/19/2025	79,448	—
14,983,839 USD	307,327,252 MXN	Citi	03/19/2025	—	(65,362)
6,159,216 USD	70,000,000 NOK	Citi	03/19/2025	55,711	—
18,388,062 USD	204,329,157 NOK	Citi	03/19/2025	—	(246,764)
22,817,614 USD	39,987,949 NZD	Citi	03/19/2025	—	(432,560)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,219,871 USD	4,542,500 PEN	Citi	03/19/2025	12,663	—
4,307,448 USD	252,500,000 PHP	Citi	03/19/2025	45,044	—
2,960,585 USD	171,528,665 PHP	Citi	03/19/2025	—	(3,844)
3,107,394 USD	12,713,906 PLN	Citi	03/19/2025	33,806	—
10,929,361 USD	43,471,172 PLN	Citi	03/19/2025	—	(189,026)
9,241,175 USD	100,983,283 SEK	Citi	03/19/2025	146,671	—
4,169,883 USD	44,483,406 SEK	Citi	03/19/2025	—	(34,511)
6,723,051 USD	9,153,000 SGD	Citi	03/19/2025	54,794	—
10,200,893 USD	13,684,692 SGD	Citi	03/19/2025	—	(67,306)
532,257 USD	18,335,118 THB	Citi	03/19/2025	4,859	—
1,979,851 USD	66,832,440 THB	Citi	03/19/2025	—	(22,034)
91,166 USD	3,000,002 TWD	Citi	03/19/2025	104	—
24,188,041 USD	781,079,253 TWD	Citi	03/19/2025	—	(425,110)
670,878 USD	12,676,812 ZAR	Citi	03/19/2025	5,804	—
16,138,896 USD	297,606,242 ZAR	Citi	03/19/2025	—	(252,825)
138,879,676 ZAR	7,565,208 USD	Citi	03/19/2025	151,881	—
134,676,812 ZAR	7,073,154 USD	Citi	03/19/2025	—	(115,827)
19,898,935 USD	221,670,000 NOK	Citi	04/09/2025	—	(217,265)
5,044,999 AUD	3,185,377 USD	Citi	06/18/2025	52,546	—
5,992,391 BRL	1,021,776 USD	Citi	06/18/2025	27,509	—
12,271,687 CAD	8,547,547 USD	Citi	06/18/2025	23,674	—
12,231,599 CHF	13,783,242 USD	Citi	06/18/2025	65,454	—
40,037,673 CNH	5,545,579 USD	Citi	06/18/2025	23,506	—
1,036,904,762 COP	250,823 USD	Citi	06/18/2025	4,789	—
136,712,997 CZK	5,729,930 USD	Citi	06/18/2025	63,981	—
6,140,788 EUR	6,463,647 USD	Citi	06/18/2025	56,215	—
753,624 GBP	951,890 USD	Citi	06/18/2025	4,098	—
15,000,000 HUF	38,745 USD	Citi	06/18/2025	348	—
12,723,133,783 IDR	778,494 USD	Citi	06/18/2025	13,350	—
9,889,800,450 IDR	593,538 USD	Citi	06/18/2025	—	(1,215)
214,999,998 INR	2,453,340 USD	Citi	06/18/2025	13,513	—
207,931,905 JPY	1,406,913 USD	Citi	06/18/2025	8,818	—
1,697,426,470 KRW	1,182,928 USD	Citi	06/18/2025	14,922	—
246,827,252 MXN	11,899,154 USD	Citi	06/18/2025	64,901	—
24,013,267 NZD	13,723,796 USD	Citi	06/18/2025	254,136	—
111,528,665 PHP	1,920,732 USD	Citi	06/18/2025	2,885	—
39,365,801 PLN	9,884,470 USD	Citi	06/18/2025	193,089	—
8,733,405 SEK	828,310 USD	Citi	06/18/2025	11,850	—
6,504,856 SGD	4,883,074 USD	Citi	06/18/2025	45,090	—
133,916,220 THB	4,005,077 USD	Citi	06/18/2025	57,639	—
46,416,220 THB	1,366,085 USD	Citi	06/18/2025	—	(2,122)
35,232,805 TWD	1,082,407 USD	Citi	06/18/2025	8,018	—
3,916,239 USD	6,202,124 AUD	Citi	06/18/2025	—	(64,859)
3,997,512 USD	23,576,999 BRL	Citi	06/18/2025	—	(85,580)
4,864,807 USD	6,985,063 CAD	Citi	06/18/2025	—	(13,005)
1,265,383 USD	1,123,671 CHF	Citi	06/18/2025	—	(5,182)
6,137,302 USD	5,817,330,877 CLP	Citi	06/18/2025	—	(87,889)
1,930,746 USD	13,929,279 CNH	Citi	06/18/2025	—	(9,593)
3,006,196 USD	12,514,905,045 COP	Citi	06/18/2025	—	(36,697)
1,867,890 USD	44,572,915 CZK	Citi	06/18/2025	—	(20,605)
178,559 USD	169,685 EUR	Citi	06/18/2025	—	(1,506)
1,401,025 USD	1,108,168 GBP	Citi	06/18/2025	—	(7,342)
1,797,667 USD	693,046,540 HUF	Citi	06/18/2025	—	(23,605)
4,633,243 USD	16,522,738 ILS	Citi	06/18/2025	—	(45,378)
10,755,432 USD	942,457,437 INR	Citi	06/18/2025	—	(60,392)
22,773,710 USD	3,366,047,534 JPY	Citi	06/18/2025	—	(141,049)
440,006 USD	631,020,565 KRW	Citi	06/18/2025	—	(5,798)
241,770 USD	5,000,001 MXN	Citi	06/18/2025	—	(2,042)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
11,498,795 USD	128,063,348 NOK	Citi	06/18/2025	—	(125,035)
474,611 USD	829,519 NZD	Citi	06/18/2025	—	(9,312)
98,050 USD	362,233 PEN	Citi	06/18/2025	52	—
294,990 USD	1,086,701 PEN	Citi	06/18/2025	—	(683)
524,682 USD	2,088,373 PLN	Citi	06/18/2025	—	(10,550)
787,746 USD	8,374,999 SEK	Citi	06/18/2025	—	(4,793)
1,173,780 USD	1,563,073 SGD	Citi	06/18/2025	—	(11,245)
13,645,731 USD	445,091,944 TWD	Citi	06/18/2025	—	(73,100)
5,499,456 USD	102,210,934 ZAR	Citi	06/18/2025	—	(85,932)
14,750,000 ZAR	795,261 USD	Citi	06/18/2025	14,038	—
37,828,438 AUD	24,103,349 USD	JPMorgan	03/19/2025	627,966	—
62,182,649 BRL	10,743,286 USD	JPMorgan	03/19/2025	220,123	—
24,043,015 BRL	3,895,654 USD	JPMorgan	03/19/2025	—	(173,143)
53,788,679 CAD	37,997,106 USD	JPMorgan	03/19/2025	792,785	—
20,681,460 CHF	23,486,385 USD	JPMorgan	03/19/2025	540,947	—
3,557,500 CHF	3,925,848 USD	JPMorgan	03/19/2025	—	(21,088)
3,367,330,876 CLP	3,559,431 USD	JPMorgan	03/19/2025	52,379	—
3,863,191,239 CLP	3,903,391 USD	JPMorgan	03/19/2025	—	(120,096)
142,322,202 CNH	19,673,224 USD	JPMorgan	03/19/2025	144,778	—
14,707,000 CNH	2,004,519 USD	JPMorgan	03/19/2025	—	(13,472)
18,964,905,044 COP	4,598,765 USD	JPMorgan	03/19/2025	42,561	—
9,100,000,000 COP	2,171,492 USD	JPMorgan	03/19/2025	—	(14,728)
378,695,665 CZK	15,834,209 USD	JPMorgan	03/19/2025	170,746	—
50,553,250 CZK	2,081,298 USD	JPMorgan	03/19/2025	—	(9,666)
43,555,855 EUR	45,643,107 USD	JPMorgan	03/19/2025	424,943	—
5,705,147 EUR	5,889,622 USD	JPMorgan	03/19/2025	—	(33,262)
1,087,310 GBP	1,375,571 USD	JPMorgan	03/19/2025	7,887	—
19,556,523 GBP	24,264,175 USD	JPMorgan	03/19/2025	—	(335,193)
813,046,540 HUF	2,116,571 USD	JPMorgan	03/19/2025	25,179	—
2,030,000,000 HUF	5,142,293 USD	JPMorgan	03/19/2025	—	(79,456)
83,500,000,000 IDR	5,127,439 USD	JPMorgan	03/19/2025	89,717	—
23,912,238 ILS	6,693,739 USD	JPMorgan	03/19/2025	65,159	—
23,792,500 ILS	6,533,561 USD	JPMorgan	03/19/2025	—	(61,827)
1,687,457,439 INR	19,468,687 USD	JPMorgan	03/19/2025	204,393	—
55,000,000 INR	625,452 USD	JPMorgan	03/19/2025	—	(2,437)
2,746,487,573 JPY	18,408,688 USD	JPMorgan	03/19/2025	131,486	—
2,163,451,522 JPY	14,077,748 USD	JPMorgan	03/19/2025	—	(319,492)
18,614,291,244 KRW	13,128,242 USD	JPMorgan	03/19/2025	385,903	—
4,100,000,000 KRW	2,795,126 USD	JPMorgan	03/19/2025	—	(11,513)
166,999,999 MXN	8,167,634 USD	JPMorgan	03/19/2025	61,013	—
303,500,000 MXN	14,601,335 USD	JPMorgan	03/19/2025	—	(131,356)
172,978,473 NOK	15,525,017 USD	JPMorgan	03/19/2025	167,179	—
4,500,001 NOK	396,822 USD	JPMorgan	03/19/2025	—	(2,709)
48,038,705 NZD	28,062,986 USD	JPMorgan	03/19/2025	1,171,158	—
1,086,701 PEN	295,435 USD	JPMorgan	03/19/2025	577	—
1,644,629 PEN	437,832 USD	JPMorgan	03/19/2025	—	(8,411)
5,000,000 PHP	86,297 USD	JPMorgan	03/19/2025	109	—
492,224,000 PHP	8,374,042 USD	JPMorgan	03/19/2025	—	(110,714)
7,551,377 PLN	1,880,784 USD	JPMorgan	03/19/2025	15,080	—
62,145,728 PLN	15,106,933 USD	JPMorgan	03/19/2025	—	(247,288)
875,000 SEK	82,512 USD	JPMorgan	03/19/2025	1,168	—
155,416,907 SEK	14,255,037 USD	JPMorgan	03/19/2025	—	(193,197)
29,277,073 SGD	21,885,798 USD	JPMorgan	03/19/2025	205,970	—
1,898,999 SGD	1,391,586 USD	JPMorgan	03/19/2025	—	(14,632)
91,500,000 THB	2,719,694 USD	JPMorgan	03/19/2025	39,256	—
60,500,000 THB	1,752,442 USD	JPMorgan	03/19/2025	—	(19,869)
373,362,442 TWD	11,388,524 USD	JPMorgan	03/19/2025	29,643	—
117,729,500 TWD	3,574,581 USD	JPMorgan	03/19/2025	—	(7,127)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,320,705 USD	2,130,500 AUD	JPMorgan	03/19/2025	1,430	—
23,803,899 USD	37,582,063 AUD	JPMorgan	03/19/2025	—	(481,410)
10,881,389 USD	66,360,034 BRL	JPMorgan	03/19/2025	348,712	—
3,907,379 USD	22,790,046 BRL	JPMorgan	03/19/2025	—	(50,622)
37,676,191 USD	53,788,679 CAD	JPMorgan	03/19/2025	—	(471,871)
2,768,290 USD	2,508,107 CHF	JPMorgan	03/19/2025	14,377	—
18,208,804 USD	16,262,803 CHF	JPMorgan	03/19/2025	—	(165,729)
7,668,869 USD	7,514,187,560 CLP	JPMorgan	03/19/2025	157,105	—
1,470,550 USD	1,400,000,000 CLP	JPMorgan	03/19/2025	—	(12,460)
6,639,066 USD	48,662,937 CNH	JPMorgan	03/19/2025	38,118	—
13,782,798 USD	99,992,474 CNH	JPMorgan	03/19/2025	—	(62,537)
7,203,689 USD	32,011,500,500 COP	JPMorgan	03/19/2025	486,882	—
829,036 USD	3,386,904,761 COP	JPMorgan	03/19/2025	—	(15,352)
4,398,905 USD	107,500,000 CZK	JPMorgan	03/19/2025	47,468	—
9,924,773 USD	237,775,497 CZK	JPMorgan	03/19/2025	—	(89,995)
13,994,410 USD	13,553,899 EUR	JPMorgan	03/19/2025	76,774	—
36,156,647 USD	34,448,885 EUR	JPMorgan	03/19/2025	—	(393,021)
10,358,640 USD	8,377,725 GBP	JPMorgan	03/19/2025	179,365	—
15,436,564 USD	12,168,815 GBP	JPMorgan	03/19/2025	—	(129,899)
8,117,628 USD	3,231,093,082 HUF	JPMorgan	03/19/2025	193,681	—
373,189 USD	145,000,000 HUF	JPMorgan	03/19/2025	—	(207)
596,119 USD	9,889,800,450 IDR	JPMorgan	03/19/2025	553	—
3,316,402 USD	53,830,598,650 IDR	JPMorgan	03/19/2025	—	(68,694)
5,958,244 USD	21,733,437 ILS	JPMorgan	03/19/2025	66,363	—
8,606,538 USD	30,937,438 ILS	JPMorgan	03/19/2025	—	(30,540)
740,796 USD	65,000,000 INR	JPMorgan	03/19/2025	1,255	—
25,836,468 USD	2,203,914,883 INR	JPMorgan	03/19/2025	—	(676,210)
23,934,534 USD	3,666,524,490 JPY	JPMorgan	03/19/2025	465,289	—
13,484,123 USD	2,005,378,940 JPY	JPMorgan	03/19/2025	—	(138,817)
306,215 USD	450,000,000 KRW	JPMorgan	03/19/2025	1,830	—
13,844,052 USD	19,798,897,058 KRW	JPMorgan	03/19/2025	—	(290,796)
7,841,349 USD	163,172,749 MXN	JPMorgan	03/19/2025	79,487	—
14,983,764 USD	307,327,250 MXN	JPMorgan	03/19/2025	—	(65,287)
6,159,186 USD	70,000,000 NOK	JPMorgan	03/19/2025	55,742	—
18,387,970 USD	204,329,158 NOK	JPMorgan	03/19/2025	—	(246,672)
22,817,500 USD	39,987,949 NZD	JPMorgan	03/19/2025	—	(432,446)
1,219,864 USD	4,542,500 PEN	JPMorgan	03/19/2025	12,669	—
4,307,427 USD	252,500,000 PHP	JPMorgan	03/19/2025	45,065	—
2,960,582 USD	171,528,665 PHP	JPMorgan	03/19/2025	—	(3,841)
3,107,379 USD	12,713,909 PLN	JPMorgan	03/19/2025	33,821	—
10,929,308 USD	43,471,178 PLN	JPMorgan	03/19/2025	—	(188,971)
9,241,129 USD	100,983,282 SEK	JPMorgan	03/19/2025	146,717	—
4,169,862 USD	44,483,406 SEK	JPMorgan	03/19/2025	—	(34,490)
6,723,017 USD	9,153,000 SGD	JPMorgan	03/19/2025	54,828	—
10,200,841 USD	13,684,691 SGD	JPMorgan	03/19/2025	—	(67,255)
532,255 USD	18,335,118 THB	JPMorgan	03/19/2025	4,862	—
1,979,841 USD	66,832,440 THB	JPMorgan	03/19/2025	—	(22,024)
91,165 USD	3,000,001 TWD	JPMorgan	03/19/2025	104	—
24,187,407 USD	781,079,254 TWD	JPMorgan	03/19/2025	—	(424,475)
670,874 USD	12,676,813 ZAR	JPMorgan	03/19/2025	5,807	—
16,138,816 USD	297,606,254 ZAR	JPMorgan	03/19/2025	—	(252,744)
138,879,688 ZAR	7,565,246 USD	JPMorgan	03/19/2025	151,918	—
134,676,813 ZAR	7,073,189 USD	JPMorgan	03/19/2025	—	(115,791)
5,045,000 AUD	3,185,393 USD	JPMorgan	06/18/2025	52,561	—
5,992,390 BRL	1,021,781 USD	JPMorgan	06/18/2025	27,515	—
12,271,688 CAD	8,547,591 USD	JPMorgan	06/18/2025	23,717	—
12,231,599 CHF	13,783,310 USD	JPMorgan	06/18/2025	65,523	—
40,037,679 CNH	5,545,607 USD	JPMorgan	06/18/2025	23,534	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,036,904,760 COP	250,824 USD	JPMorgan	06/18/2025	4,790	—
136,713,000 CZK	5,729,958 USD	JPMorgan	06/18/2025	64,010	—
6,140,788 EUR	6,463,679 USD	JPMorgan	06/18/2025	56,247	—
753,622 GBP	951,893 USD	JPMorgan	06/18/2025	4,103	—
15,000,000 HUF	38,746 USD	JPMorgan	06/18/2025	348	—
12,723,133,783 IDR	778,498 USD	JPMorgan	06/18/2025	13,354	—
9,889,800,450 IDR	593,541 USD	JPMorgan	06/18/2025	—	(1,212)
214,999,998 INR	2,453,375 USD	JPMorgan	06/18/2025	13,547	—
207,931,902 JPY	1,406,920 USD	JPMorgan	06/18/2025	8,825	—
1,697,426,470 KRW	1,182,940 USD	JPMorgan	06/18/2025	14,934	—
246,827,250 MXN	11,899,214 USD	JPMorgan	06/18/2025	64,961	—
24,013,268 NZD	13,723,866 USD	JPMorgan	06/18/2025	254,205	—
111,528,665 PHP	1,920,778 USD	JPMorgan	06/18/2025	2,932	—
39,365,806 PLN	9,884,521 USD	JPMorgan	06/18/2025	193,138	—
8,733,406 SEK	828,314 USD	JPMorgan	06/18/2025	11,854	—
6,504,854 SGD	4,883,097 USD	JPMorgan	06/18/2025	45,114	—
133,916,220 THB	4,005,097 USD	JPMorgan	06/18/2025	57,659	—
46,416,220 THB	1,366,092 USD	JPMorgan	06/18/2025	—	(2,115)
35,232,801 TWD	1,082,414 USD	JPMorgan	06/18/2025	8,025	—
3,916,220 USD	6,202,125 AUD	JPMorgan	06/18/2025	—	(64,840)
3,997,492 USD	23,576,999 BRL	JPMorgan	06/18/2025	—	(85,560)
4,864,783 USD	6,985,064 CAD	JPMorgan	06/18/2025	—	(12,981)
1,265,379 USD	1,123,673 CHF	JPMorgan	06/18/2025	—	(5,175)
6,137,272 USD	5,817,330,877 CLP	JPMorgan	06/18/2025	—	(87,858)
1,930,737 USD	13,929,284 CNH	JPMorgan	06/18/2025	—	(9,583)
3,006,181 USD	12,514,905,043 COP	JPMorgan	06/18/2025	—	(36,682)
1,867,881 USD	44,572,917 CZK	JPMorgan	06/18/2025	—	(20,596)
178,557 USD	169,684 EUR	JPMorgan	06/18/2025	—	(1,505)
1,401,014 USD	1,108,165 GBP	JPMorgan	06/18/2025	—	(7,335)
1,797,658 USD	693,046,540 HUF	JPMorgan	06/18/2025	—	(23,596)
4,633,220 USD	16,522,738 ILS	JPMorgan	06/18/2025	—	(45,355)
10,755,438 USD	942,457,437 INR	JPMorgan	06/18/2025	—	(60,398)
22,773,596 USD	3,366,047,532 JPY	JPMorgan	06/18/2025	—	(140,935)
440,046 USD	631,020,564 KRW	JPMorgan	06/18/2025	—	(5,839)
241,768 USD	4,999,999 MXN	JPMorgan	06/18/2025	—	(2,041)
11,498,738 USD	128,063,349 NOK	JPMorgan	06/18/2025	—	(124,977)
474,610 USD	829,521 NZD	JPMorgan	06/18/2025	—	(9,310)
98,049 USD	362,233 PEN	JPMorgan	06/18/2025	53	—
294,989 USD	1,086,701 PEN	JPMorgan	06/18/2025	—	(681)
524,680 USD	2,088,377 PLN	JPMorgan	06/18/2025	—	(10,547)
787,742 USD	8,375,000 SEK	JPMorgan	06/18/2025	—	(4,789)
1,173,773 USD	1,563,072 SGD	JPMorgan	06/18/2025	—	(11,239)
13,641,371 USD	445,091,940 TWD	JPMorgan	06/18/2025	—	(68,740)
5,499,428 USD	102,210,932 ZAR	JPMorgan	06/18/2025	—	(85,904)
14,749,998 ZAR	795,265 USD	JPMorgan	06/18/2025	14,042	—
7,350,000 AUD	4,667,426 USD	Morgan Stanley	03/19/2025	106,200	—
48,405,000 BRL	7,936,622 USD	Morgan Stanley	03/19/2025	—	(254,951)
23,300,000 CAD	16,409,017 USD	Morgan Stanley	03/19/2025	292,974	—
24,150,000 CHF	27,324,970 USD	Morgan Stanley	03/19/2025	531,295	—
6,150,000 EUR	6,486,725 USD	Morgan Stanley	03/19/2025	102,010	—
11,850,000 GBP	14,989,124 USD	Morgan Stanley	03/19/2025	83,483	—
561,515,000 INR	6,572,962 USD	Morgan Stanley	03/19/2025	162,614	—
670,000,000 JPY	4,413,728 USD	Morgan Stanley	03/19/2025	—	(44,957)
14,371,165,000 KRW	10,073,491 USD	Morgan Stanley	03/19/2025	235,768	—
124,945,000 MXN	6,097,120 USD	Morgan Stanley	03/19/2025	31,960	—
27,700,000 NZD	15,955,225 USD	Morgan Stanley	03/19/2025	448,903	—
27,360,000 PLN	6,758,059 USD	Morgan Stanley	03/19/2025	—	(1,722)
74,000,000 SEK	6,889,162 USD	Morgan Stanley	03/19/2025	9,799	—

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,097,763 USD	4,850,000 AUD	Morgan Stanley	03/19/2025	—	(87,974)
10,117,695 USD	61,895,000 BRL	Morgan Stanley	03/19/2025	356,789	—
8,047,403 USD	11,400,000 CAD	Morgan Stanley	03/19/2025	—	(162,301)
2,051,990 USD	1,850,000 CHF	Morgan Stanley	03/19/2025	528	—
8,563,203 USD	8,200,000 EUR	Morgan Stanley	03/19/2025	—	(50,250)
6,484,483 USD	5,150,000 GBP	Morgan Stanley	03/19/2025	—	(6,504)
4,140,786 USD	354,935,000 INR	Morgan Stanley	03/19/2025	—	(88,789)
12,946,138 USD	1,960,000,000 JPY	Morgan Stanley	03/19/2025	97,182	—
5,998,303 USD	124,945,000 MXN	Morgan Stanley	03/19/2025	66,858	—
21,145,113 USD	234,750,000 NOK	Morgan Stanley	03/19/2025	—	(302,910)
971,639 USD	3,990,000 PLN	Morgan Stanley	03/19/2025	14,162	—
19,696,999 USD	214,500,000 SEK	Morgan Stanley	03/19/2025	243,857	—
7,842,120 USD	297,435,000 TRY	Morgan Stanley	03/19/2025	198,762	—
8,949,101 USD	163,580,000 ZAR	Morgan Stanley	03/19/2025	—	(217,283)
56,500,000 ZAR	3,007,159 USD	Morgan Stanley	03/19/2025	—	(8,783)
9,020,000 NZD	5,186,157 USD	Morgan Stanley	03/27/2025	136,109	—
963,335 USD	1,368,000 CAD	Morgan Stanley	04/09/2025	—	(16,200)
1,651,958 USD	245,833,000 JPY	Morgan Stanley	04/09/2025	—	(11,876)
37,986,000 NZD	21,810,194 USD	Standard Chartered	04/09/2025	537,502	—
31,225,012 USD	27,921,000 CHF	State Street	03/27/2025	—	(217,927)
280,289,000 SEK	26,333,630 USD	UBS	04/09/2025	241,817	—
12,487,000 CHF	13,967,321 USD	Wells Fargo	04/09/2025	78,402	—
5,120,000 GBP	6,463,978 USD	Wells Fargo	04/09/2025	24,073	—
17,725,359 USD	27,888,000 AUD	Wells Fargo	04/09/2025	—	(415,947)
28,235,355 USD	26,937,000 EUR	Wells Fargo	04/09/2025	—	(238,923)
Total				22,813,160	(17,937,552)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	324	06/2026	USD	78,079,950	53,961	—
Australian 10-Year Bond	873	03/2025	AUD	99,107,727	247,485	—
Australian 10-Year Bond	206	03/2025	AUD	23,386,245	—	(92,835)
Australian 3-Year Bond	58	03/2025	AUD	6,168,734	15,415	—
Brent Crude	1	03/2025	USD	72,810	—	(1,957)
Brent Crude	43	05/2025	USD	3,086,970	—	(62,251)
Brent Crude	43	07/2025	USD	3,046,550	—	(75,872)
Brent Crude	87	09/2025	USD	6,094,350	—	(283,756)
CAC40 Index	2	03/2025	EUR	162,500	—	(2,414)
Canadian Government 10-Year Bond	359	06/2025	CAD	44,792,430	649,642	—
Canadian Government 10-Year Bond	108	06/2025	CAD	13,475,160	46,892	—
Cocoa	122	05/2025	USD	11,131,280	201,334	—
Cocoa	4	05/2025	USD	364,960	—	(61,338)
Cocoa	18	05/2025	USD	1,642,320	—	(221,657)
Cocoa	27	05/2025	GBP	1,982,340	—	(419,836)
Coffee	9	05/2025	USD	1,259,044	—	(74,331)
Coffee	10	07/2025	USD	1,367,813	215,099	—
Coffee	21	09/2025	USD	2,803,500	273,642	—
Coffee	11	12/2025	USD	1,421,063	—	(121,737)
Copper	9	03/2025	USD	2,105,789	14,516	—
Copper	27	05/2025	USD	3,069,900	—	(55,341)
Copper	55	05/2025	USD	6,253,500	—	(120,138)
Copper	10	06/2025	USD	2,341,605	—	(15,921)
Copper	21	07/2025	USD	2,410,538	177,548	—
Copper	41	09/2025	USD	4,745,750	273,523	—
Copper	20	12/2025	USD	2,336,500	—	(52,461)
Corn	21	05/2025	USD	492,975	—	(48,623)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Corn	146	05/2025	USD	3,427,350	—	(256,938)
Corn	67	07/2025	USD	1,593,763	83,898	—
Corn	32	07/2025	USD	761,200	—	(11,079)
Corn	62	09/2025	USD	1,395,775	13,264	—
Corn	149	09/2025	USD	3,354,363	—	(803)
Corn	106	12/2025	USD	2,411,500	—	(78,989)
Cotton	130	05/2025	USD	4,241,250	—	(181,418)
Cotton	18	07/2025	USD	597,510	—	(52,500)
Cotton	55	12/2025	USD	1,866,700	—	(47,865)
DAX Index	3	03/2025	EUR	1,689,900	7,379	—
Euro STOXX 50 Index	7	03/2025	EUR	381,920	23,400	—
Euro-BTP	12	06/2025	EUR	1,443,240	2,563	—
Euro-Bund	251	06/2025	EUR	33,207,300	126,563	—
Euro-OAT	172	06/2025	EUR	21,647,920	—	(3,155)
Euro-Schatz	397	06/2025	EUR	42,498,850	26,673	—
Feeder Cattle	3	05/2025	USD	406,688	9,840	—
FTSE Taiwan Index	75	03/2025	USD	5,609,250	—	(204,641)
FTSE Taiwan Index	113	03/2025	USD	8,451,270	—	(353,568)
FTSE/MIB Index	83	03/2025	EUR	16,068,385	1,547,902	—
FTSE/MIB Index	28	03/2025	EUR	5,420,660	118,364	—
Gas Oil	84	05/2025	USD	5,621,700	—	(212,532)
Gas Oil	6	07/2025	USD	396,300	1,086	—
Gas Oil	11	07/2025	USD	726,550	—	(13,114)
Gas Oil	34	09/2025	USD	2,239,750	—	(78,832)
Gas Oil	17	11/2025	USD	1,115,625	—	(42,765)
Gold 100 oz.	5	04/2025	USD	1,424,250	—	(21,126)
Hard Red Winter Wheat	12	07/2025	USD	351,600	8,534	—
Hard Red Winter Wheat	15	07/2025	USD	439,500	—	(2,289)
Hard Red Winter Wheat	52	09/2025	USD	1,561,300	17,938	—
Hard Red Winter Wheat	25	12/2025	USD	775,313	—	(32,006)
IBEX 35 Index	139	03/2025	EUR	18,548,577	273,714	—
IBEX 35 Index	71	03/2025	EUR	9,474,453	174,337	—
KOSPI 200 Index	138	03/2025	KRW	11,509,200,000	—	(5,312)
Lead	30	05/2025	USD	1,495,343	—	(461)
Lead	8	07/2025	USD	400,472	—	(11,433)
Lead	15	09/2025	USD	755,948	—	(2,029)
Lead	7	11/2025	USD	355,094	—	(2,797)
Lean Hogs	27	04/2025	USD	903,690	—	(63,132)
Lean Hogs	19	06/2025	USD	722,190	—	(32,185)
Lean Hogs	19	08/2025	USD	728,840	—	(30,690)
Lean Hogs	46	10/2025	USD	1,501,900	—	(73,439)
Live Cattle	22	04/2025	USD	1,695,320	—	(73,288)
Live Cattle	19	06/2025	USD	1,434,690	23,521	—
Live Cattle	4	08/2025	USD	300,680	4,365	—
Live Cattle	15	08/2025	USD	1,127,550	—	(8,265)
Live Cattle	38	10/2025	USD	2,890,280	—	(12,640)
Long Gilt	227	06/2025	GBP	21,208,610	170,744	—
Mexican Bolsa IPC Index	301	03/2025	MXN	158,247,740	109,053	—
MSCI EAFE Index	9	03/2025	USD	1,093,320	15,294	—
MSCI Emerging Markets Index	109	03/2025	USD	5,975,925	—	(41,040)
NASDAQ 100 Index E-mini	3	03/2025	USD	1,255,170	—	(65,329)
Natural Gas	30	03/2025	USD	1,150,200	102,418	—
Natural Gas	34	03/2025	USD	1,303,560	—	(28,430)
Natural Gas	101	06/2025	USD	4,251,090	815,745	—
Natural Gas	201	08/2025	USD	8,490,240	1,262,097	—
Natural Gas	96	10/2025	USD	4,296,960	253,718	—
Nickel	15	03/2025	USD	1,376,719	—	(3,280)
Nickel	10	07/2025	USD	932,945	—	(31,691)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Nickel	21	09/2025	USD	1,977,959	—	(43,382)
Nickel	10	11/2025	USD	950,525	—	(10,854)
NY Harbor ULSD Heat Oil	8	03/2025	USD	777,840	—	(29,530)
NY Harbor ULSD Heat Oil	31	03/2025	USD	3,014,130	—	(89,274)
NY Harbor ULSD Heat Oil	2	06/2025	USD	185,934	2,382	—
NY Harbor ULSD Heat Oil	7	06/2025	USD	650,769	—	(12,135)
NY Harbor ULSD Heat Oil	18	08/2025	USD	1,674,238	—	(48,589)
NY Harbor ULSD Heat Oil	9	10/2025	USD	840,067	—	(37,653)
OMXS30 Index	472	03/2025	SEK	128,726,200	—	(33,373)
Primary Aluminum	12	03/2025	USD	786,252	20,744	—
Primary Aluminum	22	03/2025	USD	1,441,462	—	(15,649)
Primary Aluminum	15	06/2025	USD	978,206	—	(14,689)
Primary Aluminum	27	07/2025	USD	1,761,446	9,335	—
Primary Aluminum	54	09/2025	USD	3,531,263	17,759	—
Primary Aluminum	27	11/2025	USD	1,771,538	—	(27,793)
RBOB Gasoline	25	03/2025	USD	2,333,415	—	(97,748)
RBOB Gasoline	31	03/2025	USD	2,893,435	—	(133,677)
RBOB Gasoline	125	04/2025	USD	11,689,650	—	(504,604)
RBOB Gasoline	4	06/2025	USD	368,390	10,163	—
RBOB Gasoline	6	06/2025	USD	552,586	—	(5,162)
RBOB Gasoline	21	08/2025	USD	1,864,901	—	(34,023)
RBOB Gasoline	12	10/2025	USD	964,202	—	(43,097)
S&P/TSX 60 Index	68	03/2025	CAD	20,824,320	77,520	—
S&P/TSX 60 Index	17	03/2025	CAD	5,206,080	536	—
Silver	16	05/2025	USD	2,519,680	—	(176,188)
Soybean	4	07/2025	USD	208,000	3,729	—
Soybean	44	07/2025	USD	2,288,000	—	(41,287)
Soybean	12	11/2025	USD	617,700	10,047	—
Soybean	133	11/2025	USD	6,846,175	—	(80,062)
Soybean Meal	25	07/2025	USD	768,750	1,417	—
Soybean Meal	21	07/2025	USD	645,750	—	(15,359)
Soybean Meal	12	12/2025	USD	378,960	1,206	—
Soybean Meal	122	12/2025	USD	3,852,760	—	(41,817)
Soybean Oil	5	07/2025	USD	133,530	4,192	—
Soybean Oil	50	07/2025	USD	1,335,300	—	(71,393)
Soybean Oil	19	12/2025	USD	503,310	3,970	—
Soybean Oil	148	12/2025	USD	3,920,520	—	(76,625)
SPI 200 Index	14	03/2025	AUD	2,846,200	—	(45,442)
Sugar #11	81	04/2025	USD	1,680,134	29,793	—
Sugar #11	57	06/2025	USD	1,156,781	—	(33,382)
Sugar #11	170	09/2025	USD	3,469,088	83,463	—
TOPIX Index	50	03/2025	JPY	1,338,000,000	—	(234,309)
U.S. Treasury 10-Year Note	86	06/2025	USD	9,554,063	120,037	—
U.S. Treasury 5-Year Note	529	06/2025	USD	57,098,938	620,336	—
Wheat	6	05/2025	USD	166,725	—	(12,660)
Wheat	2	07/2025	USD	56,925	686	—
Wheat	40	07/2025	USD	1,138,500	—	(23,632)
Wheat	8	09/2025	USD	233,800	6,443	—
Wheat	74	09/2025	USD	2,162,650	—	(6,929)
Wheat	40	12/2025	USD	1,209,000	—	(61,505)
WTI Crude	40	03/2025	USD	2,790,400	—	(76,778)
WTI Crude	62	03/2025	USD	4,325,120	—	(142,699)
WTI Crude	15	06/2025	USD	1,025,700	6,828	—
WTI Crude	24	06/2025	USD	1,641,120	—	(22,400)
WTI Crude	78	08/2025	USD	5,252,520	—	(171,125)
WTI Crude	40	10/2025	USD	2,657,200	—	(111,454)
Yen Denominated Nikkei 225 Index	1	03/2025	JPY	18,795,000	—	(3,112)
Zinc	9	03/2025	USD	623,057	2,555	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Zinc	15	06/2025	USD	1,049,494	—	(12,359)
Zinc	13	07/2025	USD	911,489	—	(51,248)
Zinc	26	09/2025	USD	1,829,477	—	(106,048)
Zinc	13	11/2025	USD	916,932	—	(17,517)
Total					8,394,608	(6,606,091)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(324)	06/2025	USD	(77,527,125)	163,464	—
Australian 10-Year Bond	(479)	03/2025	AUD	(54,378,695)	92,555	—
Australian 10-Year Bond	(65)	03/2025	AUD	(7,379,155)	—	(46,348)
Bist 30 Index	(1,243)	04/2025	TRY	(140,173,110)	—	(53,567)
Brent Crude	(223)	03/2025	USD	(16,236,630)	974,558	—
CAC40 Index	(107)	03/2025	EUR	(8,693,750)	76,496	—
CAC40 Index	(44)	03/2025	EUR	(3,575,000)	44,804	—
Canadian Government 10-Year Bond	(518)	06/2025	CAD	(64,630,860)	—	(589,597)
Coffee	(52)	05/2025	USD	(7,274,475)	339,053	—
Coffee	(11)	05/2025	USD	(1,538,831)	212,574	—
Copper	(135)	05/2025	USD	(15,349,500)	499,260	—
Corn	(678)	05/2025	USD	(15,916,050)	1,067,043	—
Cotton	(62)	05/2025	USD	(2,022,750)	88,478	—
Cotton	(29)	05/2025	USD	(946,125)	26,370	—
DAX Index	(16)	03/2025	EUR	(9,012,800)	—	(779,301)
DAX Index	(22)	03/2025	EUR	(12,392,600)	—	(1,237,972)
DJIA Index E-mini	(2)	03/2025	USD	(438,890)	—	(3,778)
Euro STOXX 50 Index	(50)	03/2025	EUR	(2,728,000)	8,033	—
Euro STOXX 50 Index	(94)	03/2025	EUR	(5,128,640)	—	(249,538)
Euro-Bobl	(10)	06/2025	EUR	(1,189,100)	—	(1,614)
Euro-Bund	(69)	03/2025	EUR	(9,190,110)	256,063	—
Euro-Bund	(79)	06/2025	EUR	(10,451,700)	4,935	—
Euro-Buxl 30-Year	(2)	06/2025	EUR	(259,040)	—	(2,136)
Euro-OAT	(3)	06/2025	EUR	(377,580)	—	(1,187)
FTSE 100 Index	(8)	03/2025	GBP	(703,240)	—	(23,063)
FTSE 100 Index	(50)	03/2025	GBP	(4,395,250)	—	(303,641)
FTSE 100 Index	(146)	03/2025	GBP	(12,834,130)	—	(770,771)
FTSE/JSE Top 40 Index	(44)	03/2025	ZAR	(34,786,400)	28,215	—
FTSE/JSE Top 40 Index	(42)	03/2025	ZAR	(33,205,200)	11,460	—
Gas Oil	(10)	04/2025	USD	(677,500)	25,580	—
Hard Red Winter Wheat	(127)	05/2025	USD	(3,638,550)	201,986	—
Hard Red Winter Wheat	(55)	05/2025	USD	(1,575,750)	84,823	—
IFSC Nifty 50 Index	(225)	03/2025	USD	(10,021,500)	188,939	—
IFSC Nifty 50 Index	(124)	03/2025	USD	(5,522,960)	108,249	—
Japanese 10-Year Government Bond	(131)	03/2025	JPY	(18,309,870,000)	1,720,675	—
Japanese 10-Year Government Bond	(3)	03/2025	JPY	(419,310,000)	49,540	—
KLCI Index	(13)	03/2025	MYR	(1,002,300)	2,932	—
Lean Hogs	(120)	04/2025	USD	(4,016,400)	183,221	—
Lean Hogs	(30)	04/2025	USD	(1,004,100)	100,081	—
Live Cattle	(75)	04/2025	USD	(5,779,500)	198,720	—
Live Cattle	(43)	04/2025	USD	(3,313,580)	152,541	—
Long Gilt	(193)	06/2025	GBP	(18,031,990)	—	(14,350)
Long Gilt	(19)	06/2025	GBP	(1,775,170)	—	(22,819)
MSCI Singapore Index	(257)	03/2025	SGD	(10,187,480)	—	(512)
Natural Gas	(709)	04/2025	USD	(27,622,640)	—	(2,114,173)
Nickel	(9)	03/2025	USD	(826,032)	—	(6,971)
Nickel	(72)	05/2025	USD	(6,664,645)	53,481	—
Nickel	(8)	06/2025	USD	(743,380)	6,008	—

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Nikkei 225 Index	(14)	03/2025	JPY	(519,540,000)	180,748	—
NY Harbor ULSD Heat Oil	(17)	04/2025	USD	(1,614,354)	57,424	—
Palladium	(3)	06/2025	USD	(273,570)	—	(476)
Platinum	(47)	04/2025	USD	(2,204,065)	164,948	—
Primary Aluminum	(38)	05/2025	USD	(2,476,555)	40,540	—
Russell 2000 Index E-mini	(20)	03/2025	USD	(2,165,300)	87,673	—
S&P 500 Index E-mini	(71)	03/2025	USD	(21,169,538)	223,299	—
S&P 500 Index E-mini	(11)	03/2025	USD	(3,279,788)	—	(278)
S&P Mid 400 Index E-mini	(8)	03/2025	USD	(2,479,760)	82,143	—
S&P/TSX 60 Index	(9)	03/2025	CAD	(2,756,160)	—	(18,581)
Silver	(1)	05/2025	USD	(157,480)	10,000	—
Soybean	(309)	05/2025	USD	(15,847,838)	573,735	—
Soybean	(151)	05/2025	USD	(7,744,413)	263,564	—
Soybean	(50)	05/2025	USD	(2,564,375)	73,092	—
Soybean Meal	(92)	05/2025	USD	(2,761,840)	46,136	—
Soybean Meal	(23)	05/2025	USD	(690,460)	16,370	—
Soybean Oil	(353)	05/2025	USD	(9,344,616)	479,520	—
Soybean Oil	(23)	05/2025	USD	(608,856)	49,709	—
Soybean Oil	(18)	05/2025	USD	(476,496)	26,489	—
SPI 200 Index	(86)	03/2025	AUD	(17,483,800)	201,402	—
Sugar #11	(6)	04/2025	USD	(124,454)	4,473	—
Sugar #11	(75)	04/2025	USD	(1,555,680)	—	(16,216)
Thai SET50 Index	(660)	03/2025	THB	(100,399,200)	477,150	—
TOPIX Index	(82)	03/2025	JPY	(2,194,320,000)	393,730	—
U.S. Long Bond	(262)	06/2025	USD	(30,940,563)	—	(838,399)
U.S. Treasury 10-Year Note	(34)	06/2025	USD	(3,777,188)	4,725	—
U.S. Treasury 10-Year Note	(1,552)	06/2025	USD	(172,417,500)	—	(1,625,144)
U.S. Treasury 2-Year Note	(208)	06/2025	USD	(43,049,500)	—	(222,045)
U.S. Treasury Ultra Bond	(16)	06/2025	USD	(1,986,000)	—	(61,831)
U.S. Treasury Ultra Bond	(59)	06/2025	USD	(7,323,375)	—	(155,879)
Wheat	(279)	05/2025	USD	(7,752,713)	495,339	—
Wheat	(85)	05/2025	USD	(2,361,938)	262,466	—
WIG 20 Index	(634)	03/2025	PLN	(32,777,800)	—	(908,806)
WTI Crude	(53)	04/2025	USD	(3,675,020)	118,725	—
Zinc	(48)	03/2025	USD	(3,322,968)	—	(20,259)
Zinc	(24)	05/2025	USD	(1,675,938)	24,617	—
Total					11,328,154	(10,089,252)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	12,000,000	12,000,000	3.80	04/10/2025	368,400	132,061
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	10,000,000	10,000,000	3.60	05/08/2025	170,000	82,709
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	13,000,000	13,000,000	3.70	06/12/2025	258,700	187,802
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	6,000,000	6,000,000	3.25	08/19/2025	183,900	41,013
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	7,000,000	7,000,000	3.90	07/02/2025	84,000	114,720
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	4.00	05/07/2025	522,500	395,812
Total							1,587,500	954,117

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	5,000,000	5,000,000	4.50	04/25/2025	122,750	5,270
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	20,000,000	20,000,000	4.50	04/16/2025	471,000	15,192
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	8,000,000	8,000,000	4.50	04/28/2025	188,000	8,851
Total							781,750	29,313

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	03/10/2027	NZD	22,900,000	28,956	—	—	28,956	—
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	03/11/2027	AUD	32,400,000	(125,146)	—	—	—	(125,146)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/17/2027	JPY	9,240,900,000	129,339	—	—	129,339	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/17/2027	CAD	76,600,000	10,014	—	—	10,014	—
Fixed rate of 2.000%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	03/17/2027	SEK	79,500,000	9,432	—	—	9,432	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/17/2027	GBP	4,300,000	2,559	—	—	2,559	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	03/17/2027	CHF	4,600,000	(3,280)	—	—	—	(3,280)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/17/2027	USD	11,400,000	(45,986)	—	—	—	(45,986)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/17/2027	NOK	829,200,000	(95,519)	—	—	—	(95,519)
3-Month AUD BBSW	Fixed rate of 4.000%	Receives Quarterly, Pays Quarterly	JPMorgan	06/10/2027	AUD	758,500,000	(1,406,302)	—	—	—	(1,406,302)
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/16/2027	EUR	521,300,000	729,856	—	—	729,856	—
3-Month SEK STIBOR	Fixed rate of 2.000%	Receives Quarterly, Pays Annually	JPMorgan	06/16/2027	SEK	253,000,000	58,483	—	—	58,483	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/16/2027	CAD	80,800,000	31,463	—	—	31,463	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/16/2027	JPY	4,876,000,000	18,926	—	—	18,926	—
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/16/2027	CHF	100,000	56	—	—	56	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/16/2027	JPY	113,500,000	(37)	—	—	—	(37)
3-Month SEK STIBOR	Fixed rate of 2.000%	Receives Quarterly, Pays Annually	JPMorgan	06/16/2027	SEK	57,000,000	(9,662)	—	—	—	(9,662)
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/16/2027	EUR	11,800,000	(9,851)	—	—	—	(9,851)
3-Month NZD Bank Bill	Fixed rate of 3.500%	Receives Quarterly, Pays Semi-Annually	JPMorgan	06/16/2027	NZD	47,700,000	(36,428)	—	—	—	(36,428)
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/16/2027	NOK	658,700,000	(89,682)	—	—	—	(89,682)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/16/2027	GBP	47,000,000	(146,323)	—	—	—	(146,323)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 0.000%	SARON	Receives Annually, Pays Annually	JPMorgan	06/16/2027	CHF	210,700,000	(444,720)	—	—	—	(444,720)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/16/2027	USD	133,900,000	(724,438)	—	—	—	(724,438)
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	09/15/2027	SEK	1,000,000	—	—	—	—	—
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/15/2027	EUR	1,400,000	—	—	—	—	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	09/15/2027	CAD	7,700,000	—	—	—	—	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	03/20/2030	EUR	19,200,000	272,642	—	—	272,642	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/20/2030	USD	2,100,000	22,710	—	—	22,710	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/20/2030	JPY	203,200,000	11,278	—	—	11,278	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/20/2030	NOK	2,000,000	(1,165)	—	—	—	(1,165)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/20/2030	GBP	800,000	(2,912)	—	—	—	(2,912)
Fixed rate of 3.500%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/12/2030	NZD	2,500,000	(6,587)	—	—	—	(6,587)
Fixed rate of 4.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/13/2030	AUD	100,000	213	—	—	213	—
Fixed rate of 4.000%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/13/2030	AUD	400,000	(176)	—	—	—	(176)
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/19/2030	EUR	14,000,000	153,330	—	—	153,330	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/19/2030	USD	2,600,000	42,660	—	—	42,660	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/19/2030	JPY	380,000,000	12,979	—	—	12,979	—
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/19/2030	GBP	3,600,000	2,324	—	—	2,324	—
Fixed rate of 2.500%	CORRA	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/19/2030	CAD	700,000	1,159	—	—	1,159	—
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/19/2030	SEK	200,000	13	—	—	13	—
6-Month NOK NIBOR	Fixed rate of 4.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/19/2030	NOK	2,000,000	(1,769)	—	—	—	(1,769)
Fixed rate of 0.500%	SARON	Receives Annually, Pays Annually	JPMorgan	06/19/2030	CHF	500,000	(2,408)	—	—	—	(2,408)
SONIA	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/19/2030	GBP	3,700,000	(58,313)	—	—	—	(58,313)
Fixed rate of 2.000%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	09/18/2030	EUR	3,500,000	—	—	—	—	—
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/08/2035	AUD	5,900,000	67,266	—	—	67,266	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	03/14/2035	NZD	2,700,000	10,351	—	—	10,351	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	03/14/2035	NZD	7,500,000	(6,955)	—	—	—	(6,955)
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	03/21/2035	NOK	164,800,000	217,001	—	—	217,001	—
SONIA	Fixed rate of 3.500%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	GBP	6,000,000	27,978	—	—	27,978	—
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	JPY	230,000,000	17,153	—	—	17,153	—
Fixed rate of 2.500%	6-Month EURIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	03/21/2035	EUR	200,000	2,893	—	—	2,893	—
3-Month SEK STIBOR	Fixed rate of 2.500%	Receives Quarterly, Pays Annually	JPMorgan	03/21/2035	SEK	18,800,000	(7,844)	—	—	—	(7,844)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	CHF	800,000	(9,363)	—	—	—	(9,363)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/21/2035	USD	600,000	(13,171)	—	—	—	(13,171)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	03/21/2035	CAD	14,600,000	(470,521)	—	—	—	(470,521)
Fixed rate of 4.500%	6-Month AUD BBSW	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/07/2035	AUD	171,800,000	1,055,745	—	—	1,055,745	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/13/2035	NZD	600,000	465	—	—	465	—
Fixed rate of 4.000%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	JPMorgan	06/13/2035	NZD	22,900,000	(68,051)	—	—	—	(68,051)
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/20/2035	CHF	36,100,000	876,912	—	—	876,912	—
Fixed rate of 4.000%	SOFR	Receives Annually, Pays Annually	JPMorgan	06/20/2035	USD	13,700,000	302,505	—	—	302,505	—
Fixed rate of 4.000%	6-Month NOK NIBOR	Receives Annually, Pays Semi-Annually	JPMorgan	06/20/2035	NOK	132,000,000	191,164	—	—	191,164	—
Fixed rate of 4.000%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/20/2035	GBP	16,300,000	171,123	—	—	171,123	—
TONA	Fixed rate of 1.000%	Receives Annually, Pays Annually	JPMorgan	06/20/2035	JPY	3,190,000,000	79,976	—	—	79,976	—
SARON	Fixed rate of 0.500%	Receives Annually, Pays Annually	JPMorgan	06/20/2035	CHF	600,000	(7,970)	—	—	—	(7,970)
CORRA	Fixed rate of 3.000%	Receives Semi-Annually, Pays Semi-Annually	JPMorgan	06/20/2035	CAD	7,900,000	(96,452)	—	—	—	(96,452)
Fixed rate of 2.500%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	JPMorgan	06/20/2035	SEK	57,100,000	(115,797)	—	—	—	(115,797)
6-Month EURIBOR	Fixed rate of 2.500%	Receives Semi-Annually, Pays Annually	JPMorgan	06/20/2035	EUR	94,000,000	(1,404,392)	—	—	—	(1,404,392)
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	03/17/2055	EUR	5,000,000	225,258	—	—	225,258	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	03/17/2055	GBP	2,600,000	149,803	—	—	149,803	—
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	03/17/2055	USD	700,000	(20,952)	—	—	—	(20,952)
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/16/2055	EUR	5,400,000	363,569	—	—	363,569	—
Fixed rate of 4.500%	SONIA	Receives Annually, Pays Annually	JPMorgan	06/16/2055	GBP	2,300,000	133,210	—	—	133,210	—
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	06/16/2055	EUR	400,000	(1,125)	—	—	—	(1,125)
SOFR	Fixed rate of 4.000%	Receives Annually, Pays Annually	JPMorgan	06/16/2055	USD	2,400,000	(107,496)	—	—	—	(107,496)
6-Month EURIBOR	Fixed rate of 2.000%	Receives Semi-Annually, Pays Annually	JPMorgan	09/15/2055	EUR	700,000	—	—	—	—	—
Fixed rate of 3.810%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	10/03/2034	NZD	14,000,000	(72,425)	—	—	—	(72,425)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 4.105%	3-Month NZD Bank Bill	Receives Semi-Annually, Pays Quarterly	Morgan Stanley	11/05/2034	NZD	16,000,000	140,231	—	—	140,231	—
Fixed rate of 2.134%	3-Month SEK STIBOR	Receives Annually, Pays Quarterly	Morgan Stanley	12/04/2034	SEK	168,000,000	(588,618)	—	—	—	(588,618)
Total							(630,841)	—	—	5,570,995	(6,201,836)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 42	Morgan Stanley	06/20/2029	5.000	Quarterly	USD	6,000,000	(152,869)	—	—	—	(152,869)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	5.874	USD	1,000,000	(130,587)	333	—	(129,681)	—	(573)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	1,200,000	(213,939)	400	—	(258,804)	45,265	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	500,000	(89,141)	167	—	(92,032)	3,058	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	16.157	USD	2,000,000	(356,564)	667	—	(293,196)	—	(62,701)
Total								(790,231)	1,567	—	(773,713)	48,323	(63,274)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Increase in total return of TAIEX Index March Futures	Decrease in total return of TAIEX Index March Futures	At Termination	Goldman Sachs	03/19/2025	TWD	69,567,000	(4,241)	—	—	—	—	(4,241)
Decrease in total return of WIG 20 Index March Futures	Increase in total return of WIG 20 Index March Futures	At Termination	Goldman Sachs	03/21/2025	PLN	3,619,000	(53,397)	—	—	—	—	(53,397)
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/19/2025	ZAR	283,015,183	512,800	27,798	—	—	540,598	—
ESTR plus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/19/2025	EUR	2,364,123	84,143	1,635	—	—	85,778	—
ESTR plus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/19/2025	EUR	1,773,331	63,115	1,227	—	—	64,342	—
SORA plus 0.005%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/19/2025	SGD	3,821,880	57,306	1,821	—	—	59,127	—
Total return on MSCI Spain Net Return EUR Index	ESTR plus 0.006%	Monthly	JPMorgan	03/19/2025	EUR	779,795	30,393	(540)	—	—	29,853	—
1-Month AUD BBSW plus 0.004%	Total return on MSCI Australia Net Return AUD Index	Monthly	JPMorgan	03/19/2025	AUD	1,472,184	25,815	923	—	—	26,738	—
1-Month CAD Canada Bankers’ Acceptances minus 0.004%	Total return on MSCI Canada Net Return CAD Index	Monthly	JPMorgan	03/19/2025	CAD	2,584,722	12,787	2,199	—	—	14,986	—
ESTR plus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/19/2025	EUR	349,993	12,457	242	—	—	12,699	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/19/2025	ZAR	4,910,809	8,898	482	—	—	9,380	—
SORA plus 0.005%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/19/2025	SGD	430,978	6,462	182	—	—	6,644	—

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SORA plus 0.005%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/19/2025	SGD	422,846	6,341	201	—	—	6,542	—
Total return on MSCI Italy Net Return EUR Index	ESTR plus 0.007%	Monthly	JPMorgan	03/19/2025	EUR	875,310	7,130	(607)	—	—	6,523	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/19/2025	ZAR	3,227,188	5,847	341	—	—	6,188	—
SORA plus 0.005%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/19/2025	SGD	398,451	5,974	211	—	—	6,185	—
SORA plus 0.005%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/19/2025	SGD	390,320	5,853	186	—	—	6,039	—
SORA plus 0.005%	Total return on MSCI Singapore Net Return SGD Index	Monthly	JPMorgan	03/19/2025	SGD	374,056	5,609	178	—	—	5,787	—
ESTR plus 0.003%	Total return on MSCI Netherlands Net Return EUR Index	Monthly	JPMorgan	03/19/2025	EUR	179,284	4,466	28	—	—	4,494	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/19/2025	ZAR	2,003,956	3,631	197	—	—	3,828	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/19/2025	ZAR	928,226	1,682	91	—	—	1,773	—
1-Month ZAR JIBAR minus 0.005%	Total return on MSCI South Africa Net Return ZAR Index	Monthly	JPMorgan	03/19/2025	ZAR	649,609	1,177	64	—	—	1,241	—
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.007%	Monthly	JPMorgan	03/19/2025	SEK	4,019,049	945	—	—	—	945	—
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	63,359	(544)	(37)	—	—	—	(581)
ESTR plus 0.002%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	03/19/2025	EUR	528,858	(1,015)	366	—	—	—	(649)
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	76,936	(662)	(44)	—	—	—	(706)
ESTR plus 0.002%	Total return on MSCI France Net Return EUR Index	Monthly	JPMorgan	03/19/2025	EUR	757,766	(1,454)	524	—	—	—	(930)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	111,632	(960)	(64)	—	—	—	(1,024)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	197,619	(1,699)	(114)	—	—	—	(1,813)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.007%	Monthly	JPMorgan	03/19/2025	SEK	3,456,568	(2,253)	(185)	—	—	—	(2,438)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.007%	Monthly	JPMorgan	03/19/2025	SEK	3,531,711	(2,302)	(189)	—	—	—	(2,491)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	454,071	(3,903)	(262)	—	—	—	(4,165)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	03/19/2025	MXN	3,309,299	(4,285)	(447)	—	—	—	(4,732)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	03/19/2025	MXN	3,392,031	(4,391)	(782)	—	—	—	(5,173)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	03/19/2025	MXN	3,919,620	(5,074)	(477)	—	—	—	(5,551)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.007%	Monthly	JPMorgan	03/19/2025	SEK	8,190,563	(5,340)	(438)	—	—	—	(5,778)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	03/19/2025	MXN	4,090,510	(5,295)	(498)	—	—	—	(5,793)
Total return on MSCI Sweden Net Return SEK Index	1-Month SEK STIBOR plus 0.007%	Monthly	JPMorgan	03/19/2025	SEK	8,491,134	(5,536)	(454)	—	—	—	(5,990)

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on MSCI Mexico Net Return MXN Index	28-Day MXN TIIE-Banxico plus 0.005%	Monthly	JPMorgan	03/19/2025	MXN	4,947,673	(6,405)	(602)	—	—	—	(7,007)
SONIA plus 0.001%	Total return on MSCI United Kingdom Net Return GBP Index	Monthly	JPMorgan	03/19/2025	GBP	730,177	(14,443)	1,031	—	—	—	(13,412)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	2,033,512	(17,479)	(1,174)	—	—	—	(18,653)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	2,613,091	(22,751)	(813)	—	—	—	(23,564)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	12,360,977	(106,245)	(7,138)	—	—	—	(113,383)
Total return on MSCI Brazil Net Return BRL Index	Overnight BRL CDI plus 0.003%	Monthly	JPMorgan	03/19/2025	BRL	35,571,373	(305,741)	(20,542)	—	—	—	(326,283)
Increase in total return of KOSPI 200 Index March Futures	Decrease in total return of KOSPI 200 Index March Futures	At Termination	Morgan Stanley	03/13/2025	KRW	31,275,000,000	259,186	—	—	—	259,186	—
Increase in total return of Swiss Market Index March Futures	Decrease in total return of Swiss Market Index March Futures	At Termination	Morgan Stanley	03/21/2025	CHF	11,286,510	198,655	—	—	—	198,655	—
Decrease in total return of Swiss Market Index March Futures	Increase in total return of Swiss Market Index March Futures	At Termination	Morgan Stanley	03/21/2025	CHF	1,686,490	(36,030)	—	—	—	—	(36,030)
Increase in total return of Ibovespa Index April Futures	Decrease in total return of Ibovespa Index April Futures	At Termination	Morgan Stanley	04/16/2025	BRL	10,964,536	(54,934)	—	—	—	—	(54,934)
Total							654,293	4,520	—	—	1,357,531	(698,718)

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.299%
1-Month ZAR JIBAR	Johannesburg Interbank Average Rate	7.458%
3-Month AUD BBSW	Bank Bill Swap Rate	4.116%
3-Month NZD Bank Bill	Bank Bill Rate	3.755%
3-Month SEK STIBOR	Stockholm Interbank Offered Rate	2.304%
28-Day MXN TIIE-Banxico	Interbank Equilibrium Interest Rate	9.754%
Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Reference index and values for swap contracts as of period end (continued)
Reference index		Reference rate
6-Month AUD BBSW	Bank Bill Swap Rate	4.214%
1-Month AUD BBSW	Bank Bill Swap Rate	4.085%
6-Month EURIBOR	Euro Interbank Offered Rate	2.355%
6-Month NOK NIBOR	Norwegian Interbank Offered Rate	4.470%
ESTR	Euro Short Term Rate	2.666%
1-Month CAD Canada Bankers’ Acceptances	Canada Bankers’ Acceptances	4.995%
CORRA	Canadian Overnight Repo Rate Average	2.990%
Overnight BRL CDI	Interbank Certificate of Deposit	13.150%
SARON	Swiss Average Rate Overnight	0.448%
SOFR	Secured Overnight Financing Rate	4.360%
SONIA	Sterling Overnight Index Average	4.455%
SORA	Singapore Overnight Rate Average	2.641%
TONA	Tokyo Overnight Average Rate	0.477%
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2025, the total value of these securities amounted to $88,686,931, which represents 17.16% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2025 and is not reflective of the cash flow payments.

(d)	Valuation based on significant unobservable inputs.
(e)	Variable rate security. The interest rate shown was the current rate as of February 28, 2025.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $2,508,195, which represents 0.49% of total net assets.

(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2025.

(h)	Zero coupon bond.
(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	Represents a security in default.
(k)	Represents a security purchased on a when-issued basis.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2025.

(m)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(n)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(o)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	229,459,285	420,370,652	(409,591,977)	9,983	240,247,943	19,940	8,711,260	240,271,971

Columbia Multi Strategy Alternatives Fund  | 2025

Consolidated Portfolio of Investments  (continued)
Columbia Multi Strategy Alternatives Fund, February 28, 2025 (Unaudited)
Abbreviation Legend
BBSW	Bank Bill Swap Rate
CDI	CHESS Depository Interest
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Columbia Multi Strategy Alternatives Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT259_05_R01_(04/25)